Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Short Term Bank Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash	$ 4,672	$ 3,426
Short-term bank deposits	3,996	4,084
Money market funds, reverse repos and other cash equivalents	11,644	11,620
Total	$ 20,312	$ 19,130	$ 31,752	$ 21,607